Accrued expenses and prepaid revenues (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and prepaid revenues [Abstract]
Schedule of accrued expenses and prepaid revenues

Skr mn	Dec 31, 2025	Dec 31, 2024
Interest expenses accrued	8,480	8,720
Other accrued expenses and prepaid revenue	101	78
Total	8,581	8,798